Taxation (Details) $ in Thousands, ¥ in Millions, $ in Millions		12 Months Ended
	Apr. 01, 2018 HKD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Taxation (Details) [Line Items]
Profits tax rate (in Dollars) | $	$ 2
Assessable profit percentage	8.25%
Accounting standards, percentage			25.00%
Preferential tax rate			15.00%
Income tax rate			15.00%
Taxable income (in Yuan Renminbi) | ¥		¥ 1		¥ 1
Preferential tax rate		10.00%		5.00%
Net operating loss carryforwards (in Dollars) | $					$ 32,266	$ 15,830
Deferred tax assets, net operating loss carryforwards (in Dollars) | $					7,676	4,142
valuation allowances (in Dollars) | $					$ 7,577	$ 2,314
Minimum [Member]
Taxation (Details) [Line Items]
Taxable income (in Yuan Renminbi) | ¥			¥ 1	¥ 1
Maximum [Member]
Taxation (Details) [Line Items]
Taxable income (in Yuan Renminbi) | ¥		¥ 3		¥ 3
PRC [Member]
Taxation (Details) [Line Items]
Taxable income (in Yuan Renminbi) | ¥		¥ 3
Preferential tax rate		2.50%		10.00%